Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 1,093	$ 1,124	$ 315
Other comprehensive income (loss), net of tax:
Reclassification to earnings of gains and losses on derivative instruments accounted for as cash flow hedges	0	3	(4)
Change in value of derivative instruments accounted for as cash flow hedges	0	0	(1)
Change in value of available-for-sale securities	(3)	1	2
Actuarial gain (loss) relating to pension and other postretirement benefits	65	(113)	66
Foreign currency translation adjustment	(1)	(2)	(1)
Change in other comprehensive income from unconsolidated affiliates	(1)	(6)	17
Other comprehensive income (loss), net of tax, total	60	(117)	79
Comprehensive income	1,153	1,007	394
Less: Comprehensive income (loss) attributable to noncontrolling interest	(41)	388	181
Comprehensive income attributable to partners	$ 1,194	$ 619	$ 213